Long-Term Incentive Plans (LTIPs) - 2016 HeadHunter Unit Option Plan (Details) - 2016 Headhunter Unit Option Plan ₽ / shares in Thousands, ₽ in Thousands	12 Months Ended
	Dec. 31, 2021 RUB (₽) Y Options ₽ / shares	Dec. 31, 2020 Options	Dec. 31, 2019 Options
Equity Settled Awards [Member]
Management incentive agreement
Percentage of net proceeds from liquidity event	0.005%
Equity Settled Awards [Member] | Market price of the underlying shares
Management incentive agreement
Number of units	874	890	890
Award Series 1
Management incentive agreement
Number of units	785
Exercise price (per unit) | ₽ / shares	₽ 500
Fair value at grant date | ₽	₽ 160,871
Award Series 1 | BSM pricing model
Management incentive agreement
Expected volatility	39.00%
Expected dividend yield	0.00%
Risk-free interest rate	7.70%
Expected life at grant date (years) | Y	5.66
Award Series 2
Management incentive agreement
Number of units	20
Exercise price (per unit) | ₽ / shares	₽ 500
Fair value at grant date | ₽	₽ 25,511
Award Series 2 | BSM pricing model
Management incentive agreement
Expected volatility	39.00%
Expected dividend yield	0.00%
Risk-free interest rate	7.70%
Expected life at grant date (years) | Y	3.24
Award Series 3
Management incentive agreement
Number of units	15
Exercise price (per unit) | ₽ / shares	₽ 900
Fair value at grant date | ₽	₽ 15,415
Award Series 3 | BSM pricing model
Management incentive agreement
Expected volatility	39.00%
Expected dividend yield	0.00%
Risk-free interest rate	7.70%
Expected life at grant date (years) | Y	3.24
Award Series 4
Management incentive agreement
Number of units	12
Exercise price (per unit) | ₽ / shares	₽ 900
Fair value at grant date | ₽	₽ 13,070
Award Series 4 | BSM pricing model
Management incentive agreement
Expected volatility	39.00%
Expected dividend yield	0.00%
Risk-free interest rate	7.30%
Expected life at grant date (years) | Y	2.99
Award Series 5
Management incentive agreement
Number of units	8
Exercise price (per unit) | ₽ / shares	₽ 900
Fair value at grant date | ₽	₽ 8,478
Award Series 5 | BSM pricing model
Management incentive agreement
Expected volatility	39.00%
Expected dividend yield	0.00%
Risk-free interest rate	6.40%
Expected life at grant date (years) | Y	1.66
Award Series 6
Management incentive agreement
Number of units	14
Exercise price (per unit) | ₽ / shares	₽ 500
Fair value at grant date | ₽	₽ 27,671
Award Series 7
Management incentive agreement
Number of units	20
Exercise price (per unit) | ₽ / shares	₽ 1,250
Fair value at grant date | ₽	₽ 22,191